Property and equipment	3 Months Ended
Mar. 31, 2026
Property And Equipment
Property and equipment

4.	Property and equipment:

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Balance at December 31, 2025	$1,249	$1,385	$17	$30	$374	$3,055

Additions	-	35	-	-	35	70
Depreciation	(55)	(153)	(3)	(10)	-	(221)
Transfer	371	-	-	-	(371)	-

Balance at March 31, 2026	$1,565	$1,267	$14	$20	$38	$2,904

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Cost	$11,732	$26,766	$377	$1,162	$374	$40,411

Accumulated depreciation	(10,483)	(25,381)	(360)	(1,132)	-	(37,356)

Balance at December 31, 2025	$1,249	$1,385	$17	$30	$374	$3,055

Cost	$12,103	$26,801	$377	$1,162	$38	$40,481

Accumulated depreciation	(10,538)	(25,534)	(363)	(1,142)	-	(37,577)

Balance at March 31, 2026	$1,565	$1,267	$14	$20	$38	$2,904

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three months ended March 31, 2026 and 2025	Page 4